Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Operating Attributed to Discontinued Operation	Below are data of the operating results attributed to the discontinued operation:
	Year ended December 31,
	2023	2022	2021
	USD in thousands
Revenues from sales	5,459	29,741	2,987
Cost of sales	(5,931)	(27,383)	(2,713)
Gross profit (loss)	(472)	2,358	274
Sales and marketing expenses	351	1,126	91
General and administrative expenses	851	308	54
Operating income (loss)	(1,674)	924	129
Finance expenses, net	356	317	22
Income before taxes on income	(2,030)	607	107
Taxes on income	-	37	-
Income (loss) after taxes on income	(2,030)	569	107

Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation	Below are data of the net cash flows provided by (used in) the discontinued operation:
	Year ended December 31,
	2023	2022	2021
	USD in thousands

Net cash provided by (used in) discontinued operating activities	1,917	1,867	(638)
Net cash provided by (used in) discontinued investing activities	(1,026)	949	730
Net cash used in discontinued financing activities	(1,375)	(2,429)	-
Total net cash provided by (used in) discontinued operation	(484)	387	92